Condensed Consolidated Statements of Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balances (in shares) at Dec. 31, 2013	5,005,522
Balances at Dec. 31, 2013	$ 5,000	$ 6,450,000	$ (5,038,000)	$ (4,000)	$ 1,413,000
Net Income (Loss) Attributable to Parent			(3,531,000)		(3,531,000)
Foreign currency translation adjustment gain (loss)				(13,000)	(13,000)
Issuance of common stock for services (in shares)	100,000
Issuance of common stock for services		91,000			91,000
Balances (in shares) at Dec. 31, 2014	5,688,927
Balances at Dec. 31, 2014	$ 6,000	7,264,000	(8,569,000)	(17,000)	(1,316,000)
Net Income (Loss) Attributable to Parent			(4,927,000)		(4,927,000)
Foreign currency translation adjustment gain (loss)				30,000	30,000
Stock Issued During Period, Shares, New Issues	190,625
Issuance of common stock		1,513,000			1,513,000
Issuance of common stock for services (in shares)	33,241
Issuance of common stock for services		42,000			42,000
Balances (in shares) at Dec. 31, 2015	29,892,806
Balances at Dec. 31, 2015	$ 30,000	10,943,000	(13,667,000)	13,000	(2,681,000)
Net Income (Loss) Attributable to Parent			(1,799,000)		(1,799,000)
Foreign currency translation adjustment gain (loss)				(33,000)	(33,000)
Stock Issued During Period, Shares, New Issues	1,951,000
Issuance of common stock	$ 2,000	1,797,000			1,799,000
Issuance of common stock for services (in shares)	37,500
Issuance of common stock for services		75,000			75,000
Balances (in shares) at Jun. 30, 2016	31,881,306
Balances at Jun. 30, 2016	$ 32,000	$ 12,815,000	$ (15,466,000)	$ (20,000)	$ (2,639,000)